Multi-class Prospectus | First Eagle U.S. Value Fund
First Eagle U.S. Value Fund
Investment Objective

First Eagle U.S. Value Fund (“U.S. Value Fund”) seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities.

Fees and Expenses of the U.S. Value Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the U.S. Value Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the U.S. Value Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 78 and 85, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Multi-class Prospectus - First Eagle U.S. Value Fund	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00%	[1]	1.00%	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multi-class Prospectus - First Eagle U.S. Value Fund		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
Management Fees	[1]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.35%	0.10%	none	none
Other Expenses	[2]	0.15%	0.15%	0.12%	0.14%	0.26%	0.26%	0.11%
Total Annual Operating Expenses (%)		1.15%	1.90%	0.87%	1.24%	1.11%	1.01%	0.86%
Fee Waiver	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Operating Expenses After Fee Waiver (%)		1.10%	1.85%	0.82%	1.19%	1.06%	0.96%	0.81%
[1]	The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 29, 2020. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%.
[2]	"Other Expenses" shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2018 and estimated expenses in the case of newly organized share classes.

Example

The following example is intended to help you compare the cost of investing in the U.S. Value Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the management fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Sold
Expense Example - Multi-class Prospectus - First Eagle U.S. Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	607	842	1,097	1,823
Class C	288	592	1,022	2,218
Class I	84	273	477	1,068
Class R3	121	388	676	1,496
Class R4	108	348	607	1,347
Class R5	98	317	553	1,232
Class R6	83	269	472	1,056

Held
Expense Example No Redemption - Multi-class Prospectus - First Eagle U.S. Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	607	842	1,097	1,823
Class C	188	592	1,022	2,218
Class I	84	273	477	1,068
Class R3	121	388	676	1,496
Class R4	108	348	607	1,347
Class R5	98	317	553	1,232
Class R6	83	269	472	1,056

Portfolio Turnover Rate

The U.S. Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.05% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of long-term capital growth, the U.S. Value Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt instruments and may invest to a lesser extent in securities of non-U.S. issuers. In particular, the Fund seeks companies exhibiting financial strength and stability, strong management and fundamental value. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The debt instruments in which the Fund may invest include fixed-income securities without regard to credit rating or time to maturity and short-term debt instruments. The Fund may also invest in gold and other precious metals, and futures contracts related to precious metals. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

The investment philosophy and strategy of the U.S. Value Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the U.S. Value Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the U.S. Value Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as junk bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

•

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

•

Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the U.S. Value Fund, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in the U.S. Value Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/us-value-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns—Class A

Best Quarter*		Worst Quarter*
Second Quarter 2009	12.57%	Third Quarter 2011	-9.03%

*	For the period presented in the bar chart above.

Average Annual Total Returns as of December 31, 2018

The following table discloses after-tax returns only for Class A shares.

After-tax returns for Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares will vary. While no or only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they have no or partial performance as of December 31, 2018), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Average Annual Returns - Multi-class Prospectus - First Eagle U.S. Value Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(10.64%)	3.49%	8.57%
Class C	(7.40%)	3.77%	8.31%
Class I	(5.64%)	4.83%	9.41%
Class R3				(5.76%)	May 01, 2018
Class R6	(5.61%)			0.96%	Mar. 01, 2017
After Taxes on Distributions | Class A	(13.49%)	1.50%	7.23%
After Taxes on Distributions and Sale of Fund Shares | Class A	(4.10%)	2.66%	6.97%
Standard & Poor’s 500 Index | Class R3	(4.38%)	8.49%	13.12%	(4.27%)	May 01, 2018
Standard & Poor’s 500 Index | Class R6	(4.38%)	8.49%	13.12%	4.51%	Mar. 01, 2017